February 12, 1996






U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Compass Capital Group
    File No. 811-5435


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(202) 467-7283.

Very Truly Yours,


Catherine M. Saadeh


Enclosures




U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:       The Compass Capital Group
                                      680 East Swedesford Road
                                      Wayne, PA 19087

2.  Name of each series or class of funds for which this notice is filed:

    Municipal Money Fund                     Equity Income Fund
    New Jersey Municipal Money Fund          Growth Fund
    Pennsylvania Municipal Money Fund        Small Company Fund
    Cash Reserve Fund                        International Equity Fund
    U.S. Treasury Fund                       Balanced Fund
    Municipal Bond Fund                      Short/Intermediate Fund
    New Jersey Municipal Bond Fund           Fixed Income Fund
    Pennsylvania Municipal Bond Fund         International Fixed Income Fund



3.  Investment Company Act File Number:      811-5435

    Securities Act File Number:     33-19416


4.  Last day of fiscal year for which this notice is filed:     1/31/96



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year of purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                       [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                        Number: 95,815,975
          Aggregate Sale Price:$95,815,975

9.  Number and aggregate sale price of securities sold during the fiscal year:

                      Number:     2,471,484,854
        Aggregate Sale Price:    $2,594,732,302

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                      Number:     2,375,668,879
        Aggregate Sale Price:    $2,498,916,327

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                      Number:         8,274,743
        Aggregate Sale Price:    $   83,750,049

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):        $2,498,916,327


    (ii)  Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):    +    83,750,049


   (iii)  Aggregate price of shares redeemed or repurchased during
          the fiscal year (if applicable):                     -4,714,731,989



    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
          applicable):                                         +   0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line(ii), less line
          (iii), plus line (iv)] (if applicable):             $(2,132,065,613)


    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933
          or other applicable law or regulation:                        \2900

   (vii)  Fee due [line (I) or line (v) multiplies by line (vi)]:       $  0




13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
     [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By     Jeffrey A. Cohen
       Controller and Chief Financial Officer


Date   February 12, 1996









February 12, 1996



Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC 20549

Ladies and Gentlemen:

Compass Capital Group (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business in Boston, Massachusetts. The Trust is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, (the "1940 Act") for the purpose of making definite the number of shares of beneficial interest ("Shares") which it has registered under the Securities Act of 1933, as amended, (the "Securities Act") and which it sold during its fiscal year ended.
As counsel to SEI Financial Services Company, I have examined copies, either certified or otherwise proved to be genuine, of its Agreement and Declaration of Trust, and By-Laws, as now in effect, the minutes of meetings of its Trustees and other documents relating to the Trust's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended 1/31/96, the Trust sold 2,383,943,622 Shares at an aggregate sales price of $2,582,666,376 and redeemed 3,508,165,863 Shares having an aggregate redemption price of $4,714,731,989. Based upon the foregoing, it is my opinion that:


     1. The Trust is authorized to issue an unlimited number of Shares, including those Shares now issued and outstanding. Under Massachusetts law, such Shares which were issued and subsequently were redeemed by the Trust may be resold.

     2. The amount $2,383,943,622 Shares sold during the Trust's fiscal year ended 1/31/96, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act, the 1940 Act or applicable state securities laws in connection with the sale of such Shares.

The Trust is an entity of the type commonly known as "Massachusetts business trust". Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.
The Declaration of Trust states that creditors of, contractors with and claimants against the Trust shall look only to the assets of the Trust for payment. It also requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the
Trust on behalf of the Trust.   The Declaration of Trust further provides: (i)
for indemnification out of Trust assets for all loss and expense of any shareholder held personally liable for the obligations of the Trust by virtue of ownership of Shares of the Trust; and (ii) for the Trust to assume the defense of any claim against the shareholder for any act or obligation of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Trust is about to file with the Securities and Exchange Commission.

Very truly yours,

/s/ Morgan, Lewis & Bockius, L.L.P.
Morgan, Lewis & Bockius, L.L.P.